Document And Entity Information	0 Months Ended
Dec. 06, 2013
Document And Entity Information
Document Type	497
Document Period End Date	Nov. 30, 2012
Registrant Name	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Central Index Key	0000875610
Amendment Flag	false
Document Creation Date	Dec. 06, 2013
Document Effective Date	Dec. 06, 2013
Prospectus Date	Mar. 29, 2013